GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill And Identifiable Intangible Assets Net
Goodwill impairment	$ 0	$ 2,092,048